Supplementary Financial Statement Information - Inventory (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished and semi-finished	$ 996.5	$ 1,053.4		$ 871.6
Raw materials	410.0	494.2		365.2
Total cost	1,406.5	1,547.6		1,236.8
Adjustment to state inventories at LIFO value	(180.2)	(375.5)	$ (396.5)	(167.9)	$ (435.0)
Inventory, net	1,226.3	1,172.1		$ 1,068.9
Effect of LIFO inventory liquidation on income	$ 0.0	$ 0.0	$ 11.9